SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Investments, Loan receivables and Inventories (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments
Impairment loss	¥ 0	¥ 0	¥ 3
Loan receivables
Valuation allowance for uncollectible loans	¥ 0	¥ 0	¥ 0
Inventories
Estimated useful life of small appliances and bedding	1 year
Minimum | Certain franchisees
Loan receivables
Term of loan agreement	2 years
Interest rate (as a percent)	8.00%
Minimum | Un-related third-parties
Loan receivables
Interest rate (as a percent)	6.00%
Maximum | Certain franchisees
Loan receivables
Term of loan agreement	3 years
Interest rate (as a percent)	8.50%
Maximum | Un-related third-parties
Loan receivables
Interest rate (as a percent)	12.00%